THE PRUDENTIAL SERIES FUND

SP Aggressive Growth Asset Allocation Portfolio

SP Growth Asset Allocation Portfolio

SP Balanced Asset Allocation Portfolio

SP Conservative Asset Allocation Portfolio

Supplement dated August 22, 2008 to the Prospectus dated May 1, 2008

This supplement sets forth certain changes to the Prospectus of The Prudential Series Fund (the Fund) dated May 1, 2008 with respect to the indicated Portfolios of the Fund. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Fund’s Prospectus and should be retained for future reference.

I. Addition of Quantitative Management Associates LLC, Jennison Associates LLC, and Prudential Investment Management, Inc. as a subadviser to SP Aggressive Growth Asset Allocation Portfolio, SP Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, and SP Conservative Asset Allocation Portfolio (collectively, the “SP Asset Allocation Portfolios”).

Shareholders recently approved a new subadvisory agreement among Prudential Investments LLC (“PI,” or the “Manager”) and each of Quantitative Management Associates LLC ("QMA"), Prudential Investment Management, Inc. (“PIM”), and Jennison Associates LLC (“Jennison”) (each, a “Subadviser,” and collectively, the “Subadvisers”) for each of the above-referenced Portfolios (the “Subadvisory Agreement”).

Under the Subadvisory Agreement, each of QMA, Jennison and PIM may provide “Additional Services” and/or “Management Services” to any of the Portfolios. Additional Services allow PI to: (i) receive investment advice, asset allocation advice, and research services from one or more of the Subadvisers with respect to a Portfolio. Management Services allow PI to grant investment management authority for all or a portion of a Portfolio’s assets to one or more of the Subadvisers

Although QMA, Jennison and PIM have been appointed to serve as subadvisers to each Portfolio, the Manager currently utilizes only QMA as a subadviser. QMA provides Additional Services relating to the underlying asset allocations of each Portfolio. The Manager has no current plans or intention to utilize QMA to provide Management Services to any of the Portfolios. The Manager has no current intention to utilize Jennison or PIM to provide any Additional Services or Management Services to the Portfolios.

Depending on future circumstances and other factors, however, the Manager, in its discretion, and subject to further approval by the Board, may in the future elect to utilize QMA, Jennison or PIM to provide Additional Services or Management Services to any or all of the Portfolios, as applicable, consistent with the terms of the Subadvisory Agreement.

To reflect this change, the following modifications are made to the Fund’s Prospectus:

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1. The section entitled Risk/Return Summary- Investment Objectives and Principal Strategies-SP Asset Allocation Portfolios is hereby deleted and replaced with the following:

SP Asset Allocation Portfolios

SP Aggressive Growth Asset Allocation Portfolio

SP Balanced Asset Allocation Portfolio

SP Conservative Asset Allocation Portfolio

SP Growth Asset Allocation Portfolio

Investment Objectives: The investment objective of each SP Asset Allocation Portfolio is to obtain the highest potential total return consistent with the specified level of risk tolerance. The definition of risk tolerance is not a fundamental policy and, therefore, can be changed by the Fund's Board of Trustees at any time.

The SP Asset Allocation Portfolios are "funds of funds." That means that each SP Asset Allocation Portfolio invests primarily in one or more mutual funds as described below. Other mutual funds in which in which an SP Asset Allocation Portfolio may invest are collectively referred to as the "Underlying Portfolios." Consistent with the investment objectives and policies of the SP Asset Allocation Portfolios, other mutual funds may from time to time may be added to, or removed from, the list of Underlying Portfolios that may be used in connection with the SP Asset Allocation Portfolios. Currently, the only Underlying Portfolios in which the SP Asset Allocation Portfolios are authorized to invest are other Portfolios of the Fund, the AST Marsico Capital Growth Portfolio of Advanced Series Trust (“AST”), the AST International Value Portfolio, the AST Global Real Estate Portfolio, the AST Western Asset Core Plus Bond Portfolio, the AST Large-Cap Value Portfolio, the AST Small-Cap Growth Portfolio and certain money market funds advised by the Manager or its affiliates.

Each portfolio is subadvised by Quantitative Management Associates (“QMA”), Prudential Investment Management (“PIM”), and Jennison Associates (“Jennison”). Although QMA, PIM, and Jennison are Subadvisers to each Portfolio, as of the printing of this Prospectus only QMA serves as Subadviser to each Portfolio. Utilizing the services of Jennison or PIM would require approval from the Fund’s Board of Trustees. QMA provides the Portfolios and Prudential Investments LLC (PI) with investment advisory services relating to the underlying asset allocations of each Portfolio and the investments of each Portfolio.

The SP Asset Allocation Portfolios actively allocate their respective assets by investing in combinations of Underlying Portfolios. Each SP Asset Allocation Portfolio intends its strategy of investing in combinations of Underlying Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous investments. SP Asset Allocation Portfolio assets are expected to be invested in several Underlying Portfolios at any time. Each SP Asset Allocation Portfolio has a distinctive risk/return balance. Certain SP Asset Allocation Portfolios will be focused more heavily on Underlying

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Portfolios that invest primarily in equity securities while other SP Asset Allocation Portfolios will be focused more heavily on Underlying Portfolios that invest primarily in debt securities/money market instruments as set forth below.

The Manager and/or Subadviser(s) may, at any time, change an SP Asset Allocation Portfolio's allocation of assets among Underlying Portfolios based on its assessment of macroeconomic, market, financial, security valuation, and other factors. The Manager and/or Subadviser(s) also may rebalance an SP Asset Allocation Portfolio's investments to cause such investments to match the Underlying Portfolio allocation at any time.

The SP Asset Allocation Portfolios are not limited to investing exclusively in shares of the Underlying Portfolios. Each SP Asset Allocation Portfolio is now permitted under current law to invest in "securities" as defined under the Investment Company Act of 1940, including shares of common or preferred stock, warrants, security futures, notes, bonds, debentures, or any put, call, straddle, option, or privilege on any security or on any group or index of securities.

The performance of each SP Asset Allocation Portfolio depends on how its assets are allocated and reallocated between the Underlying Portfolios. A principal risk of investing in each SP Asset Allocation Portfolio is that the Manager will make less than optimal decisions regarding allocation of assets in the Underlying Portfolios. Because each of the SP Asset Allocation Portfolios generally invests all of its assets in Underlying Portfolios, the risks associated with each SP Asset Allocation Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying Portfolios. The ability of each SP Asset Allocation Portfolio to achieve its investment objective will depend on the ability of the Underlying Portfolios to achieve their investment objectives. For more information on the Underlying Portfolios, please refer to their investment summaries included in this Prospectus.

Investors should choose an SP Asset Allocation Portfolio by determining which risk tolerance level most closely corresponds to their individual planning needs, objectives and comfort based on the information below. While each SP Asset Allocation Portfolio will try to achieve its objective, we can't guarantee success and it is possible that you could lose money.

2. The section entitled More Detailed Information on How the Portfolios Invest-Investment Objectives and Policies-SP Asset Allocation Portfolios, is hereby deleted and replaced with the following:

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SP Asset Allocation Portfolios

SP Aggressive Growth Asset Allocation Portfolio

SP Balanced Asset Allocation Portfolio

SP Conservative Asset Allocation Portfolio

SP Growth Asset Allocation Portfolio

There are four SP Asset Allocation Portfolios. The investment objective of each SP Asset Allocation Portfolio is to obtain the highest potential total return consistent with the specified level of risk tolerance. The definition of risk tolerance level is not a fundamental policy and, therefore, can be changed by the Fund's Board of Trustees at any time.

Investors should choose an SP Asset Allocation Portfolio by determining which risk tolerance level most closely corresponds to their individual planning needs, objectives and comfort based on the information below. While each SP Asset Allocation Portfolio will try to achieve its objective, we can't guarantee success, and it is possible that you could lose money. The SP Asset Allocation Portfolios are designed for:

•	the investor who wants to maximize total return potential, but lacks the time, or expertise to do so effectively;
•	the investor who does not want to watch the financial markets in order to make periodic exchanges among Portfolios; and/or
•	the investor who wants to take advantage of the risk management features of an asset allocation program.

Each SP Asset Allocation Portfolios is a "fund of funds." That means that each SP Asset Allocation Portfolio invests primarily in one or more mutual funds as described below. Other mutual funds in which in which an SP Asset Allocation Portfolio may invest are collectively referred to as the "Underlying Portfolios." Consistent with the investment objectives and policies of the SP Asset Allocation Portfolios, other mutual funds may from time to time may be added to, or removed from, the list of Underlying Portfolios that may be used in connection with the SP Asset Allocation Portfolios. Currently, the only Underlying Portfolios in which the SP Asset Allocation Portfolios are authorized to invest are other Portfolios of the Fund, the AST Marsico Capital Growth Portfolio of Advanced Series Trust (“AST”), the AST International Value Portfolio, the AST Global Real Estate Portfolio, the AST Western Asset Core Plus Bond Portfolio, the AST Large-Cap Value Portfolio, the AST Small-Cap Growth Portfolio and certain money market funds advised by the Manager or its affiliates. AST is an open-end management investment company co-managed by the Manager and its affiliate, AST Investment Services, Inc. under a manager-of-managers approach.

The SP Asset Allocation Portfolios actively allocate their respective assets by investing in combinations of Underlying Portfolios. Each SP Asset Allocation Portfolio intends its strategy of investing in combinations of Underlying Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous investments. SP Asset Allocation Portfolio assets are expected to be invested in several Underlying Portfolios at any time.

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Each SP Asset Allocation Portfolio has a distinctive risk/return balance. Certain SP Asset Allocation Portfolios will be focused more heavily on Underlying Portfolios that invest primarily in equity securities while other SP Asset Allocation Portfolios will be focused more heavily on Underlying Portfolios that invest primarily in debt securities/money market instruments as set forth below:

The Manager and/or Subadviser(s) may, at any time, change an SP Asset Allocation Portfolio's allocation of assets among Underlying Portfolios based on its assessment of macroeconomic, market, financial, security valuation, and other factors. The Manager and/or Subadviser(s) also may rebalance an SP Asset Allocation Portfolio's investments to cause such investments to match the Underlying Portfolio allocation at any time.

The SP Asset Allocation Portfolios are not limited to investing exclusively in shares of the Underlying Portfolios. Each SP Asset Allocation Portfolio is now permitted under current law to invest in "securities" as defined under the Investment Company Act of 1940. For these purposes, the term "securities" includes, without limitation, shares of common or preferred stock, warrants, security futures, notes, bonds, debentures, any put, call, straddle, option, or privilege on any security or on any group or index of securities, or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to a foreign currency.

Up to 100% of an SP Asset Allocation Portfolio's assets may be invested temporarily in cash or cash equivalents and such Portfolio may otherwise deviate from its customary investment strategies in response to extraordinary adverse political, economic, financial, or stock market events. Temporary investments may include U.S. or foreign government obligations, commercial paper, bank obligations, and repurchase agreements. While an SP Asset Allocation Portfolio is in a defensive position, the opportunity to achieve its investment objective of total return will be limited. Shares of the Underlying Portfolios may be sold for a variety of reasons, such as to effect a change in Underlying Portfolio allocations, to secure gains or limit losses, or to re-deploy assets to more promising opportunities.

The performance of each SP Asset Allocation Portfolio depends on how its assets are allocated and reallocated between the Underlying Portfolios. A principal risk of investing in each SP Asset Allocation Portfolio is that the Manager will make less than optimal decisions regarding allocation of assets in the Underlying Portfolios. Because each of the SP Asset Allocation Portfolios generally invests

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all of its assets in Underlying Portfolios, the risks associated with each SP Asset Allocation Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying Portfolios. The ability of each SP Asset Allocation Portfolio to achieve its investment objective will depend on the ability of the Underlying Portfolios to achieve their investment objectives. In addition, the officers and Trustees of the Fund also presently have responsibilities with respect to AST, the SP Asset Allocation Portfolios, and all of the Underlying Portfolios. Therefore conflicts may arise as those persons fulfill their responsibilities to the Fund, AST, the SP Asset Allocation Portfolios, and the Underlying Portfolios.

For more information on the Underlying Portfolios other than AST Marsico Capital Growth Portfolio, AST International Value Portfolio, AST Global Real Estate Portfolio, AST Western Asset Core Plus Bond Portfolio, AST Large-Cap Value Portfolio and AST Small-Cap Growth Portfolio, please refer to their investment summaries included in this Prospectus. The investment objectives and policies of the AST International Value Portfolio are substantially similar to the investment objectives and policies of the SP International Value Portfolio. For more information on the AST Marsico Capital Growth Portfolio, AST Global Real Estate Portfolio, AST Western Asset Core Plus Bond Portfolio, AST Large-Cap Value Portfolio, and AST Small-Cap Growth Portfolio, please see below.

AST Marsico Capital Growth Portfolio. The investment objective of AST Marsico Capital Growth Portfolio is capital growth. AST Marsico Capital Growth Portfolio invests primarily in the common stocks of large companies (typically companies that have a market capitalization in the range of $4 billion or more) that are selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. In selecting investments for the Portfolio, the subadviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher transaction costs (which may adversely affect the Portfolio's performance) and may increase taxable distributions for shareholders.

AST Global Real Estate Portfolio. The investment objective of the AST Global Real Estate Portfolio is to seek capital appreciation and income. In pursuing its investment objective, the Portfolio will normally invest at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in equity-related securities of real estate companies. This means that the will concentrate its investments in companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of

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commercial, industrial or residential real estate or companies that have at least 50% of their assets in these types of real estate-related areas.

The Portfolio will invest in equity-related securities of real estate companies on a global basis, which means that the companies may be U.S. companies or foreign companies. There is no limit on the amount of Portfolio assets that may be invested in the securities of foreign companies.

The Global Real Estate Portfolio anticipates that its investments in equity-related securities of real estate companies will be primarily in publicly-traded real estate investment trusts (REITs). The Portfolio may invest up to 15% of its net assets in ownership interests in commercial real estate through investments in private real-estate. The Portfolio will execute its strategy of acquiring ownership interests in commercial real estate through investments in, for example, single member limited liability companies where the Portfolio is the sole member, joint ventures, other equity-linked investments, and mezzanine debt. Investments may include niche property types, such as self storage, medical office, life sciences buildings and small hotels, or may include properties that require development, re-development or other management expertise to create or enhance value. Private real estate-related investments are treated as illiquid investments because they may require a substantial length of time to be sold. As illiquid investments, they may be sold at a substantial discount from comparable investments that are liquid.

Under normal circumstances, the Portfolio may invest up to 20% of its investable assets in securities of issuers not in the real estate industry. These include equity-related securities (i.e., securities that may be converted into or exchanged for common stock or the cash value of common stock, known as convertible securities, discussed below), fixed income securities, U.S. Government securities and money market instruments. AST Western Asset Core Plus Bond Portfolio. The investment objective of the AST Western Asset Core Plus Bond Portfolio of Advanced Series Trust (the Core Plus Bond Portfolio) is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Plus Bond Portfolio. No assurance can be given that the Core Plus Bond Portfolio will achieve its investment objective.

Western Asset Management Company (Western Asset) and Western Asset Management Company Limited (WAML) serve as the Subadvisors for the Core Plus Bond Portfolio.

The Core Plus Bond Portfolio invests in a portfolio of fixed-income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed-income securities. To achieve its investment objective, the Core Plus Bond Portfolio may invest in a variety of securities and instruments, including: (1) U.S. Government Obligations; (2) corporate obligations ("corporate obligations" include, without limitation, preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); (3) inflation-indexed securities; (4) mortgage- and other asset-backed securities; (5) obligations of non-U.S. issuers, including obligations of non-U.S. governments,

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international agencies or supranational organizations; (6) fixed-income securities of non-governmental U.S. or non-U.S. issuers; (7)taxable municipal obligations; (8) variable and floating rate debt securities; (9) commercial paper and other short-term investments; (10) certificates of deposit, time deposits, and bankers' acceptances; (11) loan participations and assignments; (12) structured notes; and (13) repurchase agreements.

Duration refers to the range within which the average modified duration of the Core Plus Bond Portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer). The target average modified duration of the Core Plus Bond Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole (normally three to six years, although this may vary). Therefore, the range within which the average modified duration of the Core Plus Bond Portfolio is expected to fluctuate is generally 2.5 to 7 years. The Core Plus Bond Portfolio's average modified duration may fall outside of its expected average modified duration range due to market movements. If this happens, Western Asset and WAML will take action to bring the Core Plus Bond Portfolio's average modified duration back within the Portfolio's expected average modified duration range within a reasonable period of time.

The Core Plus Bond Portfolio may invest up to 15% of its net assets in debt securities that are rated, at the time of purchase, below investment grade, but at least B-/B3, or if unrated, are determined by Western Asset or WAML to be of comparable quality. For purposes of the foregoing credit quality policy, the Core Plus Bond Portfolio will consider a security to be rated below investment grade if it is not rated Baa/BBB or above by at least one nationally recognized rating agency (or, if unrated, is determined by Western Asset or WAML to be of comparable quality). Securities rated below investment grade are commonly known as "junk bonds" or "high-yield securities." The Core Plus Bond Portfolio also may invest: (i) up to 25% of its total assets in the securities of foreign issuers, including emerging markets issuers, and (ii) up to 20% of its total assets in non-U.S. dollar denominated securities. AST Large-Cap Value Portfolio. The investment objective of the AST Large-Cap Value Portfolio is to seek current income and long-term growth of income, as well as capital appreciation. The Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The 80% requirement applies at the time the Portfolio invests its assets. Some of these securities may be acquired in initial public offerings (IPOs). In addition to these principal investments, the Portfolio may invest up to 20% of its total assets in foreign securities.

AST Small-Cap GrowthPortfolio. The investment objective of the AST Small-Cap Growth Portfolio is long-term capital growth. The Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in small capitalization companies. The 80% investment

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requirement applies at the time the Portfolio invests its assets. The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment.

The size of the companies in the Russell 2000® Growth Index and those on which the subadvisers intend to focus the Portfolio's investments will change with market conditions.

3. The entries in the table under the heading Investment Subadvisers referring to the SP Asset Allocation Portfolios are hereby deleted and replaced with the following:

Investment Subadvisers

Portfolio	Subadviser
SP Aggressive Growth Asset Allocation Portfolio	Prudential Investments LLC (adviser)
Jennison Associates LLC (Jennison)
Prudential Investment Management, Inc. (PIM)
Quantitative Management Associates LLC (QMA)
SP Growth Asset Allocation Portfolio	Prudential Investments LLC (adviser)
Jennison
PIM
QMA
SP Balanced Asset Allocation Portfolio	Prudential Investments LLC (adviser)
Jennison
PIM
QMA
SP Conservative Asset Allocation Portfolio	Prudential Investments LLC (adviser)
Jennison
PIM
QMA

II. The section of the Prospectus entitled “Fees And Expenses Of The Portfolios” is hereby revised by deleting footnote (3) to the table entitled “Class II Shares: Annual Portfolio Operating Expenses” in its entirety.

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